STATEMENT OF MATERIAL ACCOUNTING POLICIES (Policies)	6 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation
(a)    Basis of preparation
The Interim Financial Statements have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting issued by the International Accounting Standard Board (“IASB”). The preparation of the Interim Financial Statements requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses on a year-to-date basis. Actual results may differ from those estimates.
The Interim Financial Statements do not include all the notes of the type normally included in annual financial statements and are not necessarily indicative of the results of operations and cash flows expected for the year ended June 30, 2026. Accordingly, the Interim Financial Statements are to be read in conjunction with the annual consolidated financial statements of the Group for the year ended June 30, 2025. In the opinion of management, the accompanying Interim Financial Statements reflect all adjustments consisting only of normal recurring adjustments, which are necessary for a fair presentation of the financial results of such period. The financial report has been prepared on a historical cost basis and is presented in United States dollars (US$ or $).
The accounting policies and methods of computation adopted in the preparation of the Interim Financial Statements are consistent with those adopted and disclosed in the annual consolidated financial statements of the Group for the year ended June 30, 2025, except as disclosed below. These accounting policies are consistent with International Financial Reporting Standards as issued by the IASB.
Going concern
The Interim Financial Statements have been prepared on the going concern basis, which contemplates the continuity of normal business activity and the realization of assets and the settlement of liabilities in the normal course of business.
The Group had net outflows from operating and investing activities of US$(33.1) million for the six months ended December 31, 2025 (2024: US$(22.7) million). At December 31, 2025, the Group has cash and cash equivalents of US$65.8 million (June 30, 2025: US$54.8 million).
On October 10, 2025, the Company completed the placement of 14 million new fully paid ordinary shares at A$5.00 per share, to raise gross proceeds of A$70 million (approximately US$46.0 million) before costs.
The Company's current financial projections, support the Company's ability to meet its obligations as they become due for at least one year from the issuance of these financial statements. No adjustments are required to the carrying amounts or classification of assets and liabilities in the financial statements.

New standards, interpretations and amendments
(b)    New standards, interpretations and amendments
In the current period, the Group has adopted all of the new and revised Accounting Standards and Interpretations effective from July 1, 2025 that are mandatory.
The adoption of the aforementioned standards has had no impact on the financial statements of the Company as at December 31, 2025. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Accounting for Government Funding Arrangements
(c) Accounting for Government Funding Arrangements
The U.S. government has invested significant resources to re-shore to the U.S. a secure domestic titanium supply chain. As of December 31, 2025, the Company has received awards under the U.S. DPA and Industrial Base Analysis and Sustainment (“IBAS”) funding programs in the amount of US$59.8 million, of which US$55.2 million has been obligated as of December 31, 2025 under contracts as described below. These contracts are accounted for under IAS 20, Accounting for Government Grants and Disclosure of Government Assistance.
Funding under DPA US12.7 million
In October 2023, IperionX executed a US$12.7 million contract in funding under the United States Department of War (“U.S. DoW”) DPA Title III authorities to address the U.S. titanium supply chain vulnerabilities. The government share will be matched with US$13.4 million in funding from IperionX, for a total funding amount of US$26.1 million. This funding is being applied towards the Group’s Titanium Production Facility in Virginia. The agreement has an initial term of 39 months, scheduled to terminate on January 30, 2027, and provides that it may be extended by mutual agreement. Under the agreement, the Company and the U.S. government have agreed to use best efforts to achieve the goals of the agreement, which include the Company conducting a research and development program with respect to titanium technology.
As of December 31, 2025, the Company has procured assets on behalf of the government that cost approximately US$12.7 million, (June 30, 2025: US$10.3 million). These costs will be fully reimbursed pursuant to the terms of the agreement. As of December 31, 2025, the Company has received cash reimbursements totaling US$10.3 million from the U.S. DoW. The remaining amount due of US$2.4 million has been recorded as a receivable, of which US$1.1 million is classified as current and US$1.3 million as other non-current contract assets. The non-current portion represents retainage that is payable upon completion of the contract in accordance with the terms of the agreement. The Company anticipates fulfilling all remaining obligations under the agreement by the end of fiscal year 2027.
Funding under IBAS US$47.1 million
In February 2025, the Company was awarded up to US$47.1 million by the U.S. DoW to strengthen the U.S. Defense Industrial Base by accelerating the scale-up of a resilient, low-cost, and fully-integrated U.S. mineral-to-metal titanium supply chain. The grant will be matched with US$49.2 million in funding by IperionX, for a total funding amount of US$96.3 million. This funding aims to bolster the U.S. defense Industrial base by developing a fully integrated, low-cost titanium supply chain sourced domestically. The project scope under the IBAS program had been revised to prioritize accelerated expansion of IperionX’s titanium metal and manufacturing production capacity at IperionX’s Virginia Titanium Manufacturing Campus.
As part of the initial phase, the DoW has obligated US$5.0 million to expedite the Titan Critical Minerals Project in Tennessee to ‘shovel-ready’ status, an important milestone in securing a new domestic source of titanium, rare earths and zircon critical minerals. The DoW obligated an additional US$12.5 million in August of 2025, and another US$25.0 million in September of 2025, through the IBAS program to purchase orders for long-lead, major capital equipment required for the next stage of capacity scale-up to over 1,400 metric tons per year at the Virginia Titanium Manufacturing Campus. Total obligations now stand at US$42.5 million as of December 31, 2025 with the remaining US$4.6 million obligated in January of 2026. Government reimbursements provided as grants are subject to conditional funding provisions. Grants for the initial phase are recognized as “Other income and expenses” in the consolidated statements of profit and loss and other comprehensive income, once all conditions for reimbursement are met.